TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade Receivables
SCHEDULE OF INFORMATION ABOUT TRADE RECEIVABLES
	As of December 31,
	2022	2021
	RMB’000	RMB’000
Trade receivables	—	822,747
Less: provision for bad debt allowance	—	(771,331)
	—	51,416

SCHEDULE OF AGING ANALYSIS OF THE COMPANY'S TRADE RECEIVABLES, BASED ON THE INVOICE DATE

All of the trade receivables are expected to be recovered within one year. An aging analysis of the Company’s trade receivables, based on the invoice date, is as follows:

	As of December 31,
	2022	2021
	RMB’000	RMB’000
Within 90 days	—	81
Between 3 and 6 months	—	—
More than 6 months	—	51,335
	—	51,416

SCHEDULE OF AGING ANALYSIS OF TRADE RECEIVABLES THAT WERE NEITHER PAST DUE NOR IMPAIRED OR PAST DUE BUT NOT IMPAIRED

An aging analysis of trade receivables that were neither past due nor impaired or past due but not impaired, is as follows:

Past due but not impaired
	Neither past due nor	Less than	31 to 120	Over 120
	impaired	30 days	days	days	Sub-total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
December 31, 2021	81	—	—	51,335	—	51,416
December 31, 2022	—	—	—	—	—	—